Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The Company measures the fair value of money market funds based on quoted prices in active markets for identical securities. The carrying amounts reflected in the consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values, due to their short-term nature.
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2024 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Money market funds, included in cash and cash equivalents	$135,062	$135,062	$—	$—
MS APA asset	$1,449	$—	$—	$1,449

Total financial assets	$136,511	$135,062	$—	$1,449

Financial liabilites:
CVR liability	$1,449	$—	$—	$1,449

Total financial liabilities	$1,449	$—	$—	$1,449

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Money market funds, included in cash and cash equivalents	$158,706	$158,706	$—	$—
MS APA asset	$1,448	$—	$—	$1,448

Total financial assets	$160,154	$158,706	$—	$1,448

Financial liabilites:
CVR liability	$1,448	$—	$—	$1,448

Total financial liabilities	$1,448	$—	$—	$1,448

As noted previously in Note 1, at the effective time of the Transaction, the Company entered into the CVR Agreement providing for the payment of certain contingent cash payments equal to the net amount of proceeds actually received by the Company or its subsidiaries after the end of each fiscal quarter following the first anniversary of the closing of the Transaction related to the disposition of assets related to Frequency’s former multiple sclerosis programs, with the time periods and subject to deductions as provided therein. The Company concluded that the CVR is a derivative liability
and is accounted for at fair value, which was $1.4 million as of March 31, 2024 and December 31, 2023, of which $0.6 million and $0.4 million is included in accrued expenses and other current liabilities and the remaining $0.8 million and $1.0 million in other non-current
liabilities in the consolidated balance sheet as of March 31, 2024 and December 31, 2023. Concurrently, the Company entered into the MS APA with Progentos, whereby Progentos acquired the rights, title and interest in certain assets related to the Company’s MS program. The MS APA included initial consideration of $0.5 million in proceeds that were settled through net cash at the Merger closing and will be entitled to future milestone payments of up to $17.5 million as well as a $0.7 million payment in the event of Progentos closing of an equity financing at or above a specified amount. The Company concluded that the MS APA is a derivative asset
and is accounted for at fair value,

which was $1.4 million as of March 31, 2024 and December 31, 2023, of which $0.6 million and $0.4 million is included in prepaid and other current assets and the remaining $0.8 million and $1.0 million in other long-term assets in the consolidated balance sheet as of March 31,2024 and December 31, 2023.
The fair value of the CVR liability and the MS APA are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the CVR liability and the MS APA asset, the Company used the income approach, primarily discounted cash flow models. The discounted cash flow models require the use of significant judgment, estimates and assumptions, including the probability of technical and regulatory success, and discount rates. For the three months ended March 31, 2024 there was no change in the aggregate fair value of the CVR liability and MS APA asset. For the year ended December 31, 2023, the aggregate change in fair value of the CVR liability and MS APA asset was $0.1 million.
There were no changes in valuation techniques, nor were there any transfers among the fair value hierarchy levels during the three months ended March 31, 2024 or during the year ended December 31, 2023.

4. Fair Value Measurements
The Company measures the fair value of money market funds based on quoted prices in active markets for identical securities. Investments also include commercial paper and government securities that are valued either based on recent trades of securities in inactive markets or based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data. The carrying amounts reflected in the consolidated balance sheets for cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate their fair values, due to their short-term nature.
Assets measured at fair value on a recurring basis as of December 31, 2023 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$158,706	$158,706	$—	$—
MS APA asset	$1,448	$—	$—	$1,448

Total	$160,154	$158,706	$—	$1,448

Assets measured at fair value on a recurring basis as of December 31, 2022 were as follows (in thousands):

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds, included in cash and cash equivalents	$14,904	$14,904	$—	$—
Short-term investments:
Commercial paper	$14,935	—	14,935	—
Government securities	$3,980	—	3,980	—

Total	$33,819	$14,904	$18,915	$—

As noted previously in Note 1, at the effective time of the Transaction, the Company entered into the CVR Agreement providing for the payment of certain contingent cash payments equal to the net amount of proceeds actually received by the Company or its subsidiaries after the end of each fiscal quarter following the first anniversary of the closing of the Transaction related to the disposition of assets related to the Company’s former multiple sclerosis programs, with the time periods and subject to deductions as provided therein. The Company concluded that the CVR is a derivative liability
and is accounted for at fair value, which was $1.4 million as of December 31, 2023 of which $0.4 million is included in accrued expenses and other current liabilities and the remaining $1.0 million in other non-current
liabilities in the consolidated balance sheet. Concurrently, the Company entered into the MS APA with Progentos, whereby Progentos acquired the rights, title and interest in certain assets related to the Company’s MS program. The MS APA included initial consideration of $0.5 million in proceeds that were settled through net cash at the merger closing and will be entitled to future milestone payments of up to $17.5 million as well as a $0.7 million payment in the event of Progentos closing of an equity financing at or above a specified amount. The Company concluded that the MS APA is a derivative asset
and is accounted for at fair value, which was $1.4 million as of December 31, 2023 of which $0.4 million is included in prepaid and other current assets and the remaining $1.0 million in other long-term assets in the consolidated balance sheet.
The fair value of the CVR liability and the MS APA are based on significant unobservable inputs, which represent Level 3 measurements within the fair value hierarchy. In determining the fair value of the CVR liability and the MS APA asset, the Company used the income approach, primarily discounted cash flow models. The discounted cash flow models require the use of significant judgment, estimates and assumptions, including the probability of technical and regulatory success, and discount rates. For the year ended December 31, 2023, the aggregate change in fair value of the CVR liability and MS APA asset was $0.08 million.
There were no liabilities measured at fair value on a recurring basis as of December 31, 2022.
There were no changes in valuation techniques, nor were there any transfers among the fair value hierarchy levels during the years ended December 31, 2023 or 2022.